Prepaid Expenses and Long-Term Prepaids - Schedule of Long-Term Prepaids (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Long-Term Prepaids [Abstract]
Prepaid for soccer games	$ 7,500,023	$ 7,500,023